United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments


Emerging Markets Fixed Income Core Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Shares or
 Principal                                                                         Value in
 Amount                                                                            U.S. Dollars
                     Corporate Bonds--25.7%
                     Banking--0.9%
 1,000,000           Banco Mercantil Norte CI, Series 144A, 5.875%,
                     2/17/2014                                                     1,012,500
                     Brewing--1.7%
 1,700,000           Bavaria, Series 144A, 8.875%, 11/1/2010                       1,806,250
                     Broadcast Radio & TV--2.0%
 1,900,000           Grupo Televisa SA, Sr. Note, 8.500%, 3/11/2032                2,075,750
                     Cable & Wireless Television--0.8%
 360,000             Innova S De R.L., 9.375%, 9/19/2013                           394,200
 398,933             Innova S De R.L., Sr. Note, 12.875%, 4/1/2007                 407,909
                     Total                                                         802,109
                     Container & Glass Products--1.9%
 600,000             Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007           592,500
 1,600,000           Vitro SA, Note, Series 144A, 11.750%, 11/1/2013               1,448,000
                     Total                                                         2,040,500
                     Oil & Gas--10.2%
 1,500,000           Gaz Capital SA, Note, Series 144A, 8.625%,
                     4/28/2034                                                     1,552,500
 1,440,000           Gazprom, Note, Series 144A, 9.625%, 3/1/2013                  1,569,600
 1,000,000      1,2  PTT Public Co. Ltd., Note, Series 144A, 5.750%,
                     8/1/2014                                                      1,041,580
 2,500,000           Pemex Project Funding Master, Company Guarantee,
                     7.375%, 12/15/2014                                            2,747,500
 1,500,000           Petronas Capital Ltd., Series REGS, 7.875%,
                     5/22/2022                                                     1,737,375
 2,200,000      1,2  Petrozuata Finance Inc., Company Guarantee, Series
                     144A, 8.220%, 4/1/2017                                        2,123,000
                     Total                                                         10,771,555
                     Sovereign--2.7%
 2,500,000           Aries Vermogensverwaltng, Note, Series 144A,
                     9.600%, 10/25/2014                                            2,812,500
                     Steel--1.4%
 1,500,000      1,2  CSN Islands VIII Corp., Company Guarantee, Series
                     144A, 9.750%, 12/16/2013                                      1,500,000
                     Telecommunications & Cellular--2.4%
 1,000,000           Mobile Telesystems, Series 144A, 8.375%, 10/14/2010           995,000
 1,300,000           Philippine Long Distance Telephone Co., Sr.
                     Unsub., 11.375%, 5/15/2012                                    1,498,250
                     Total                                                         2,493,250
                     Utilities--1.7%
 1,700,000           CIA Saneamento Basico, Note, Series 144A, 12.000%,
                     6/20/2008                                                     1,823,250
                     Total Corporate Bonds
                     (identified cost $25,500,822)                                 27,137,664
                     Governments/Agencies--67.8%
                     Government Agency--0.6%
 600,000             Banque Centrale de Tunisie, Unsub., 7.375%,
                     4/25/2012                                                     670,740
                     Sovereign--67.2%
 3,300,000           Brazil, Government of, 14.500%, 10/15/2009                    4,177,800
 3,987,418           Brazil, Government of, C Bond, 8.000%, 4/15/2014              3,902,885
 3,400,000           Brazil, Government of, Note, 12.000%, 4/15/2010               3,944,000
 1,100,000           Brazil, Government of, Unsub., 11.000%, 8/17/2040             1,178,375
 1,100,000      1,2  Bulgaria, Government of, Bond, 8.250%, 1/15/2015              1,351,625
 1,780,000           Colombia, Government of, 10.000%, 1/23/2012                   1,993,600
 1,000,000           Colombia, Government of, 10.750%, 1/15/2013                   1,157,500
 900,000             El Salvador, Government of, Bond, 8.250%, 4/10/2032           879,750
 900,000        1,2  Guatemala, Government of, Note, 9.250%, 8/1/2013              992,250
 3,600,000           Mexico, Government of, Bond, 8.000%, 9/24/2022                4,068,000
 1,500,000           Mexico, Government of, Bond, 8.300%, 8/15/2031                1,723,500
 2,000,000           Mexico, Government of, Bond, 11.500%, 5/15/2026               3,005,000
 1,400,000           Mexico, Government of, Note, 7.500%, 1/14/2012                1,586,200
 3,650,000           Mexico, Government of, Note, 8.375%, 1/14/2011                4,305,175
 2,400,000           Mexico, Government of, Note, 9.875%, 2/1/2010                 2,984,400
 1,380,000           Peru, Government of, Note, 9.875%, 2/6/2015                   1,566,300
 1,000,000           Philippines, Government of, 9.375%, 1/18/2017                 1,057,500
 750,000             Philippines, Government of, 9.875%, 1/15/2019                 789,375
 1,200,000           Philippines, Government of, Note, 8.250%, 1/15/2014           1,182,000
 325,000             Philippines, Government of, Note, 10.625%,
                     3/16/2025                                                     359,938
 3,950,000           Russia, Government of, 8.250%, 3/31/2010                      4,323,077
 2,900,000           Russia, Government of, 10.000%, 6/26/2007                     3,296,430
 7,000,000      1,2  Russia, Government of, Unsub., 5.000%, 3/31/2030              6,714,400
 1,000,000           Russia, Government of, Unsub., 12.750%, 6/24/2028             1,517,500
 750,000             Turkey, Government of, 9.000%, 6/30/2011                      825,000
 350,000             Turkey, Government of, 9.500%, 1/15/2014                      395,500
 1,810,000           Turkey, Government of, 11.000%, 1/14/2013                     2,203,675
 1,450,000           Turkey, Government of, Sr. Unsub., 12.375%,
                     6/15/2009                                                     1,805,250
 1,288,023           Ukraine, Government of, Sr. Note, 11.000%,
                     3/15/2007                                                     1,398,342
 4,000,000           Venezuela, Government of, 10.750%, 9/19/2013                  4,370,000
 1,100,000           Venezuela, Government of, Bond, 9.250%, 9/15/2027             1,031,250
 850,000             Venezuela, Government of, Par Bond, 6.750%,
                     3/31/2020                                                     805,375
                     Total                                                         70,890,972
                     Total Governments/Agencies
                     (identified cost $66,225,630)                                 71,561,712
                     Purchase Put Option--0.0%
 9,264,883           Deutsche Brazil C Put, 10/4/2004, Options Contract
                     (IDENTIFIED COST $319,638)                                    18,530
                     Repurchase Agreement--4.3%
 4,507,000           Interest in $500,000,000 joint repurchase
                     agreement with Greenwich Capital Markets, Inc.,
                     1.610% dated 8/31/2004, to be repurchased at
                     $4,507,202 on 9/1/2004, collateralized by U.S.
                     Government Agency Obligations with various
                     maturities to 1/25/2042, collateral market value
                     $515,000,807 (AT AMORTIZED COST)                              4,507,000
                     Total Investments--97.8% (identified cost
                     $96,553,090)2                                                 103,224,906
                     other assets and liabilities-net--2.2%                         2,294,460
                     total net assets--100%                                 $       105,519,366


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $13,722,855 which represents 13.0% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $13,722,855 which represents 13.0% of total net assets.

3 The cost of investments for federal tax purposes amounts to $96,911,961. The net unrealized depreciation of investments for federal tax purposes was $6,312,945. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,035,173 and net unrealized depreciation from investments for those securities having an excess of cost over value of $722,228.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.












Capital Appreciation Core Fund
Portfolio of Investments
August 31, 2004 (unaudited)


     Shares                                                                      Value


                     Common Stocks--98.9%
                     Consumer Discretionary--10.5%
$    56,500          Clear Channel Communications, Inc.                    $     1,893,315
     49,900          Gap (The), Inc.                                             935,126
     80,200          Home Depot, Inc.                                            2,932,112
     32,600          Johnson Controls, Inc.                                      1,835,380
     81,100          McDonald's Corp.                                            2,191,322
     23,900          Nike, Inc., Class B                                         1,799,909
     19,900          Omnicom Group, Inc.                                         1,369,319
     52,300          Target Corp.                                                2,331,534
     91,313          Viacom, Inc., Class B                                       3,041,636
     130,000         Walt Disney Co.                                             2,918,500
                     Total                                                       21,248,153
                     Consumer Staples--11.3%
     82,600          Altria Group, Inc.                                          4,043,270
     61,200          Coca-Cola Co.                                               2,736,252
     58,700          Gillette Co.                                                2,494,750
     102,300     1   Kroger Co.                                                  1,691,019
     49,500          PepsiCo, Inc.                                               2,475,000
     32,800          Procter & Gamble Co.                                        1,835,816
     76,400          Sara Lee Corp.                                              1,690,732
     111,700         Wal-Mart Stores, Inc.                                       5,883,239
                     Total                                                       22,850,078
                     Energy--7.2%
     21,537          ChevronTexaco Corp.                                         2,099,858
     21,800          ConocoPhillips                                              1,622,574
     160,364         Exxon Mobil Corp.                                           7,392,780
     62,000          Halliburton Co.                                             1,808,540
     54,100      1   Transocean Sedco Forex, Inc.                                1,660,870
                     Total                                                       14,584,622
                     Financials--18.2%
     49,604          Allstate Corp.                                              2,341,805
     82,616          American International Group, Inc.                          5,885,564
     66,892          Bank of America Corp.                                       3,008,802
     65,300          Bank of New York Co., Inc.                                  1,945,940
     103,365         Citigroup, Inc.                                             4,814,742
     30,000          Federal National Mortgage Association                       2,233,500
     5,200           Goldman Sachs Group, Inc.                                   466,180
     106,500         J.P. Morgan Chase & Co.                                     4,215,270
     21,600          Lehman Brothers Holdings, Inc.                              1,596,024
     64,400          MBNA Corp.                                                  1,554,616
     38,300          Merrill Lynch & Co., Inc.                                   1,955,981
     62,100          Morgan Stanley                                              3,150,333
     34,800          Wachovia Corp.                                              1,632,468
     33,100          Wells Fargo & Co.                                           1,944,625
                     Total                                                       36,745,850
                     Healthcare--12.8%
     35,000          Abbott Laboratories                                         1,459,150
     52,200          Baxter International, Inc.                                  1,594,188
     29,885      1   Biogen Idec, Inc.                                           1,773,077
     50,700          Bristol-Myers Squibb Co.                                    1,203,111
     36,000          Johnson & Johnson                                           2,091,600
     22,700          Lilly (Eli) & Co.                                           1,440,315
     50,800          McKesson HBOC, Inc.                                         1,572,260
     69,400      1   Medimmune, Inc.                                             1,656,578
     33,700          Medtronic, Inc.                                             1,676,575
     52,800          Merck & Co., Inc.                                           2,374,416
     156,141         Pfizer, Inc.                                                5,101,126
     92,000          Schering Plough Corp.                                       1,698,320
     57,600          Wyeth                                                       2,106,432
                     Total                                                       25,747,148
                     Industrials--14.1%
     18,500          Caterpillar, Inc.                                           1,344,950
     73,900          Cendant Corp.                                               1,598,457
     44,800          Danaher Corp.                                               2,303,616
     18,300          Deere & Co.                                                 1,157,841
     21,100          FedEx Corp.                                                 1,729,989
     256,100         General Electric Co.                                        8,397,519
     35,200          Ingersoll-Rand Co., Class A                                 2,288,352
     56,200          Masco Corp.                                                 1,805,706
     49,800          Raytheon Co.                                                1,729,554
     27,000          Textron, Inc.                                               1,714,230
     79,400          Tyco International Ltd.                                     2,486,808
     65,200          Waste Management, Inc.                                      1,811,908
                     Total                                                       28,368,930
                     Information Technology--16.4%
     48,200          Analog Devices, Inc.                                        1,673,504
     251,100     1   Applied Materials, Inc.                                     3,989,979
     219,800     1   Cisco Systems, Inc.                                         4,123,448
     59,600      1   Dell, Inc.                                                  2,076,464
     148,412         Hewlett-Packard Co.                                         2,655,091
     31,700          IBM Corp.                                                   2,684,673
     176,300         Intel Corp.                                                 3,753,427
     54,900      1   KLA-Tencor Corp.                                            2,051,064
     47,300      1   Lam Research Corp.                                          1,019,315
     263,700         Microsoft Corp.                                             7,199,010
     195,200     1   Oracle Corp.                                                1,946,144
                     Total                                                       33,172,119
                     Materials--3.1%
     67,500          Alcoa, Inc.                                                 2,185,650
     47,100          Du Pont (E.I.) de Nemours & Co.                             1,990,446
     51,900          International Paper Co.                                     2,077,038
                     Total                                                       6,253,134
                     Telecommunication Services--5.3%
     89,741          AT&T Corp.                                                  1,326,371
     95,300          BellSouth Corp.                                             2,550,228
     119,900         SBC Communications, Inc.                                    3,092,221
     93,018          Verizon Communications                                      3,650,957
                     Total                                                       10,619,777
                     Total Common Stocks (identified cost $193,997,544)          199,589,811
                     Repurchase Agreements--0.7%
     1,304,000       Interest in $500,000,000 joint repurchase
                     agreement with Greenwich Capital Markets, Inc.,
                     1.61%, dated 8/31/2004 to be repurchased at
                     $1,304,058 on 9/1/2004, collateralized by U.S
                     Government Agency Obligations with various
                     maturities to 1/25/2042, collateral market value
                     $515,000,807 (AT AMORTIZED COST)                            1,304,000
                     Total
                     Investments--99.6%
                     (identified cost $195,301,544)2                             200,893,811
                     OTHER ASSETS AND LIABILITIES-NET--0.4%                       888,496
                     TOTAL NET ASSETS--100%                                 $     201,782,307

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts to
       $195,301,544.  The net unrealized depreciation of investments for federal tax purposes was $5,592,267. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,719,385 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,127,118.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004